Annualized Standard Deviation2 : 4.69%

Number of Managers = 31             Median Position Size = 3.0%

Number of Strategies = 8               Average Position Size = 3.1%

Top 20 Holdings = 87.5%               Maximum Position Size = 7.9%

Average Annualized Return2: 4.06%

Aetos Capital Hedge Fund of Fund Allocation

Aetos Capital Distressed

Investment Strategies Fund: 15%

Aetos Capital

Multi-Strategy

Arbitrage Fund: 50%

Aetos Capital Long/

Short Strategies

Fund: 35%

Strategy Allocation1

Event-Driven Arbitrage: 22%

Fixed Income

Arbitrage: 13%

Quantitative: 4%

Distressed: 15%

Directional Equity: 4%

Short-biased

Equity: 3%

Equity Hedged: 28%

Convertible

Arbitrage: 11%

Historical Strategy Allocation

Product Name:                                   Aetos Capital Balanced Portfolio                                                                                                                    As of
November 30, 2009

Product Description:                The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to Aetos Capital’s 1940 Act SEC-registered Hedge
Funds of Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

As of December 1, 2009:

-

-

-

-21.95%

0.15

15.59%

4.56%

0.71%

-5.79%

25.38%

S&P 500 DRI
Index

-

-

-

0.19

Beta: MSCI World Index

-

-

-21.77%

0.26

16.71%

6.58%

2.42%

-5.56%

31.79%

MSCI  World
Index

-2.44%

-

-8.74%

Largest Calendar Qtr. Drawdown

0.77

-

0.38

Sharpe Ratio

From Inception through 11/30/09:

-

-

0.18

Beta:  S&P 500 DRI Index

-

-

0.16

Beta: Barclays Capital Aggregate Index

3.90%

0.47%

4.69%

Annualized Standard Deviation

5.27%

2.27%

4.06%

Average Annualized Return

5.49%

2.77%

2.90%

5 Year Annualized Return

11.63%

0.15%

10.62%

1 Year Annualized Return

6.39%

2.07%

0.08%

3 Year Annualized Return

Barclays Capital
Aggregate Index

90-Day Treasury
Bills

Aetos Capital Balanced
Portfolio2

Investment Returns:

As of  11/30/09:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                        Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Opportunities Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio
Aetos Capital Long/Short Portfolio

Multi-Strategy Hedge Fund of Funds Portfolios

- Available through commingled hedge fund of funds and/or direct investments
- Managed to specific return and volatility targets
- Custom allocations available
- Onshore and offshore funds

Single-Strategy and Niche Hedge Fund of Funds

- Available through commingled hedge fund of funds and/or direct investments
- Implementation of tactical allocations

Separate Accounts & Strategic Relationships

- Direct investments with underlying managers
- Combination of direct investments and commingled hedge fund of funds

1  Allocations are subject to change over time.

2  Performance figures shown for the period of September 1, 2002 through November 30, 2009 are of the Aetos Capital Balanced Portfolio and are net of an investment advisory fee of 0.75% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile B)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

                                                                Aetos Capital Balanced Portfolio                                                                                                                             As of
November 30, 2009

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

0.75%

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

-16.19%

-1.07%

-2.56%

-5.33%

-6.91%

-0.44%

-0.69%

-0.39%

1.76%

0.58%

-1.49%

1.09%

-1.73%

2008

11.82%

-

1.42%

0.50%

2.09%

1.39%

1.96%

1.45%

2.75%

-0.34%

-0.23%

-0.10%

0.39%

2009

5.66%

0.51%

-0.09%

1.39%

0.91%

-1.26%

-1.96%

0.30%

1.56%

1.32%

1.09%

0.35%

1.47%

2007

8.92%

1.23%

1.27%

0.72%

0.28%

0.45%

0.51%

0.44%

-0.34%

0.89%

0.88%

0.49%

1.76%

2006

6.06%

1.23%

0.43%

-0.69%

0.73%

0.37%

0.95%

0.69%

0.64%

-0.31%

0.26%

1.15%

0.45%

2005

4.38%

0.84%

1.38%

0.27%

0.49%

0.03%

-0.22%

0.29%

-0.16%

-0.67%

-0.02%

0.58%

1.50%

2004

10.31%

0.87%

0.99%

1.03%

1.04%

0.59%

-0.19%

1.04%

1.88%

1.36%

0.30%

0.19%

0.75%

2003

1.34%

1.05%

0.55%

0.16%

-0.42%

-

-

-

-

-

-

-

-

2002

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

Investment Performance2 (US$)

Historical Exposures